COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate Future Minimum Lease Obligations) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
2016	$ 2,690
2017	1,948
2018	894
2019	100
Total	$ 5,632